Other Investments (Tables)	12 Months Ended
Dec. 31, 2021
Other Investments [Abstract]
Schedule of other investments during period explanatory
	December 31	December 31
	2021	2020
	USD thousands	USD thousands
Separation Agreement from Therapin (A) (1)	1,509	1,414
Investment in Peace of Meat (B)	-	1,248
Total Other Investments	1,509	2,662

Schedule of other investments explanatory
Developments in Other Investment	USD thousands

As at January 1, 2021	2,662
Initial investment in POM transferred to intangible asset	(1,223)
Proceeds from Therapin asset	(149)
Profit from increase in fair value	193
Effect of changes in exchange rates	26
As at December 31, 2021(1)	1,509

(1) USD 154 thousand are classified as a current asset.